Form N-1A Supplement	Sep. 29, 2025
Impax Large Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Impax Funds Series Trust I and III

Supplement Dated September 29, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2025

Effective October 1, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

All references to Lipper indices, including accompanying performance information, footnotes and related descriptions are deleted in their entirety.

Pages 10 and 102

The third full paragraph under Principal Investment Strategies is deleted in its entirety.